Property And Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
NOTE 3:	PROPERTY AND EQUIPMENT, NET

	December 31
(in thousands)	2015	2014

Cost:
Computers and peripheral equipment	$9,309	$8,160
Office furniture and equipment	1,118	1,151
Leasehold improvements	1,619	1,587

	12,046	10,898

Less accumulated depreciation	(9,725)	(8,497)

Property and equipment, net	$2,321	$2,401

Depreciation expense amounted to $1,337 thousand, $1,285 thousand and $1,136 thousand in 2015, 2014 and 2013, respectively.